RELATED PARTY TRANSACTIONS	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder shares

On August 7, 2021, the Sponsor was issued 5,750,000 of the Company’s Class B ordinary shares (the “Founder Shares”) for an aggregate purchase price of $25,000. Due to the underwriters’ partial exercise of the over-allotment option, the Sponsor forfeited 700,000 Founder Shares back to the Company. As a result, the Sponsor currently has 5,050,000 Founder Shares.

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Promissory notes – related party

On August 7, 2021, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of March 31, 2022, or the completion of the IPO. At the time of repayment, there was $242,801 outstanding under the Promissory Note. On February 9, 2022, the Company repaid the Sponsor for amounts outstanding under the Promissory Note. As of June 30, 2023 and December 31, 2022, there were no amounts outstanding under the Promissory Note.

On February 8, 2023, the Company issued and drew fully against a promissory note in the amount of $90,000 to fund working capital needs (the “First Working Capital Note”). Additionally, on February 8, 2023, the Company issued a promissory note in the amount of $135,000 to fund the Company’s first extension payment (the “First Extension Note”), which has not been drawn against. On March 3, 2023, the Company issued a promissory note in the amount of $810,000 to pay for up to six additional one-month extension payments (the “Second Extension Note”). On each of March 7, 2023, April 6, 2023, May 5, 2023, and June 2, 2023, the Company drew $135,000, $540,000 in the aggregate, against the Second Extension Note to pay for each additional one-month extension. On April 6, 2023, the Company issued and drew fully against a promissory note in the amount of $100,000 to fund working capital needs (the “Second Working Capital Note”). On May 2, 2023, the Company issued and drew fully against a promissory note in the amount of $100,000 to fund working capital needs (the “Third Working Capital Note”). On June 14, 2023, the Company issued and drew fully against a promissory note in the amount of $20,000 to fund working capital needs (the “Fourth Working Capital Note” and together with the First Working Capital Note, the Second Working Capital Note and the Third Working Capital Note, collectively, the “Working Capital Notes”).

The First Extension Note does not bear interest, and matures (subject to the waiver against trust provisions) upon the earlier of (i) two (2) days following the date on which the Company’s initial business combination is consummated or liquidation and (ii) August 31, 2023. The Second Extension Note bears no interest and is repayable in full (subject to amendment or waiver) upon the earlier of (i) the date of the consummation of the Company’s initial business combination, or (ii) the date of the Company’s liquidation. The Working Capital Notes do not bear interest, and mature (subject to the waiver against trust provisions) upon the earlier of (i) two (2) days following the date on which the Company’s initial business combination is consummated and (ii) the date of the liquidation of the Company.

As of June 30, 2023, there was $310,000 and $540,000 outstanding ($850,000 in the aggregate) under the Working Capital Notes and Second Extension Note, respectively.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor, certain of the Company’s officers, directors or any of their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of June 30, 2023 and December 31, 2022, no Working Capital Loans were outstanding.

Administrative support agreement

Commencing on February 9, 2022, the Company agreed to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to the Company. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company has incurred and paid $30,000 and $60,000 in administrative support agreement expenses for the three and six months ended June 30, 2023. The Company has incurred and paid $30,000 and $50,000 in administrative support agreement expenses for the three and six months ended June 30, 2022.

Affiliate investment in potential target

The Company was in discussions with a number of potential target companies. Through introductions by the Company, an affiliate of one of the Company’s directors invested in one potential target’s latest private fundraising round. The result of which benefited the Company through deeper discussions of a potential transaction. However, the Company did not enter into a business combination agreement with the aforementioned potential target.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder shares

On August 7, 2021, the Sponsor was issued 5,750,000 of the Company’s Class B ordinary shares (the “Founder Shares”) for an aggregate purchase price of $25,000. Due to the underwriters partial exercise of the over-allotment option, the Sponsor forfeited 700,000 Founder Shares back to the Company. As a result, the Sponsor currently has 5,050,000 Founder Shares.

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Promissory note-related party

On August 7, 2021, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of March 31, 2022, or the completion of the IPO. At the time of repayment, there was $242,801 outstanding under the Promissory Note. On February 9, 2022, the Company repaid the Sponsor for amounts outstanding under the Promissory Note. As of December 31, 2022, there were no amounts outstanding under the Promissory Note.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor, certain of the Company’s officers, directors or any of their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2022 and 2021, no Working Capital Loans were outstanding.

Administrative support agreement

Commencing on February 9, 2022, the Company agreed to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to the Company. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company has incurred and paid $110,000 and $0 in administrative support agreement expenses for the year ended December 31, 2022 and for the period from August 6, 2021 (inception) through December 31, 2021, respectively.

Affiliate investment in potential target

The Company was in discussions with a number of potential target companies. Through introductions by the Company, an affiliate of one of the Company’s directors invested in one potential target’s latest private fundraising round. The result of which benefited the Company through deeper discussions of a potential transaction. However, the Company did not enter into a business combination agreement with the aforementioned potential target.

DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

12. Related Party Transactions

Parties are considered related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions.

Transactions with Parent

While the Company’s businesses have historically functioned together with the other businesses controlled by DIH Cayman, the Company’s businesses are largely isolated and not dependent on corporate or other support functions. DIH Cayman does not have significant corporate or operational activity and does not have shared services that it provides to its subsidiaries. Consistent with the basis of presentation, net parent company investment is primarily impacted by net funding provided by or distributed to DIH Cayman. For the three months ended June 30, 2023 and 2022, the net transactions with parent were $(24) and $(7), respectively.

DIH Hong Kong

DIH Hong Kong is an investment holding company. DIH Hong Kong holds interests in operating entities of the Company, which include Hocoma AG, Switzerland-based global leader in robotics for rehabilitation, Motek, a Netherlands-based global leader in sophisticated VR-enabled movement platform powered by real-time integration, and DIH China. DIH Hong Kong does not have a management team or direct influence with any operating entities other than acting as shareholder of the entities listed.

Subsidiaries within DIH Hong Kong perform two lines of business including, smart pharmacy solutions and rehabilitation solutions. In the case of Motek, DIH China was Motek’s authorized distributor in China before DIH Hong Kong acquired Motek in 2015. This distributor relationship and terms did not change after the acquisition. In the case of Hocoma AG, DIH China assumed the distribution agreements with third parties after DIH Hong Kong acquired Hocoma AG. The terms of the distribution agreements are the same with the third party distributor.

For the three months ended June 30, 2023 and 2022, there were no related party transactions recognized in the combined statement of operations.

Payment on Behalf of DIH Cayman

On February 26, 2023, ATAC Sponsor LLC (the “Sponsor”) entered a guaranty and loan agreement with DIH Cayman (the “Guarantor”). Pursuant to this agreement, DIH Cayman agreed to loan to the Sponsor an aggregate principal amount up to $405 in three installments of $135 each on May 1, 2023, June 1, 2023 and July 1, 2023. Repayment of the loan shall be made by the earlier of (a) the consummation of the Business Combination Agreement between the Company and ATAK (b) liquidation of ATAK or (c) the tenth day following the termination of the Business Combination Agreement between the Company and ATAK. No interest will accrue on the unpaid balance. On May 4, 2023, June 2, 2023 and July 5, 2023, the first, second and third installments of $135 each, respectively, was paid by DIH on behalf of DIH Cayman.

Related Party Settlement Agreement

On May 3, 2023, DIH and Cayman and its subsidiaries, including the Company, DIH China and DIH Hong Kong, entered into a cash settlement agreement in which the Company agreed to pay a net settlement amount of approximately $93 related to an outstanding due from related party balance of $7,185 and a due to related party balance of $7,277, both as of December 31, 2022, for ongoing activities between the Company and DIH Hong Kong. There have been no additional transactions between the parties subsequent to the date of this settlement.

12. Related Party Transactions

Parties are considered related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions.

Transactions with parent

While the Company’s businesses have historically functioned together with the other businesses controlled by DIH Cayman, the Company’s businesses are largely isolated and not dependent on corporate or other support functions. DIH Cayman does not have significant corporate or operational activity and does not have shared services that it provides to its subsidiaries. Consistent with the basis of presentation, net parent company investment is primarily impacted by net funding provided by or distributed to DIH Cayman. For the years ended March 31, 2023 and 2022, the net transactions with parent were $(113) and $(179), respectively.

DIH HOLDING US, INC. AND SUBSIDIARIES

NOTES TO COMBINED FINANCIAL STATEMENTS

(in thousands)

DIH Hong Kong

DIH Hong Kong is an investment holding company. DIH Hong Kong holds interests in operating entities of the Company, which include Hocoma AG, Switzerland-based global leader in robotics for rehabilitation, Motek, a Netherlands-based global leader in sophisticated VR-enabled movement platform powered by real-time integration, and DIH China. DIH Hong Kong does not have a management team or direct influence with any operating entities other than acting as shareholder of the entities listed.

Subsidiaries within DIH Hong Kong perform two lines of business including, smart pharmacy solutions and rehabilitation solutions. In the case of Motek, DIH China was Motek’s authorized distributor in China before DIH Hong Kong acquired Motek in 2015. This distributor relationship and terms did not change after the acquisition. In the case of Hocoma AG, DIH China assumed the distribution agreements with third parties after DIH Hong Kong acquired Hocoma AG. The terms of the distribution agreements are the same with the third party distributor.

For the year ended March 31, 2023, amounts recognized in the combined statement of operations include $59 in revenue from related party transactions. For the year ended March 31, 2022, amounts recognized in the combined statement of operations include $1,897 in revenue and $514 in cost of sales from related party transactions.

Payment on Behalf of DIH Cayman

On February 26, 2023, ATAC Sponsor LLC (the “Sponsor”) entered a guaranty and loan agreement with DIH Cayman (the “Guarantor”). Pursuant to this agreement, DIH Cayman agreed to loan to the Sponsor an aggregate principal amount up to $405 in three installments of $135 each on May 1, 2023, June 1, 2023 and July 1, 2023. Repayment of the loan shall be made by the earlier of (a) the consummation of the Business Combination Agreement between the Company and ATAK (b) liquidation of ATAK or (c) the tenth day following the termination of the Business Combination Agreement between the Company and ATAK. No interest will accrue on the unpaid balance. On May 4, 2023, June 2 2023 and July 5, 2023, the first, second and third installments of $135 each, respectively, was paid by DIH on behalf of DIH Cayman.